Assets held for sale	12 Months Ended
Dec. 31, 2018
Assets held for sale
Assets held for sale

17 Assets held for sale

Assets held for sale of $982m (2017: $nil; 2016: $nil) comprise intangible assets relating to the US rights to RSV franchise assets (specifically Synagis) arising from the acquisition of MedImmune and to US rights to certain respiratory assets acquired from Almirall and Actavis (including Tudorza). In both cases a partial transfer has been made from the respective intangible assets based on the relative values of the portion being disposed of and the portion retained.

AstraZeneca agreed to dispose of the US Rights to Synagis to SOBI on 13 November 2018 with completion of the transaction subject to certain contingencies. The transaction closed and control of the assets transferred on 23 January 2019.

In December 2018, Circassia exercised an option right to acquire the remaining rights to Tudorza in the US, which was previously part of a strategic collaboration between the two companies. The transaction closed on 1 January 2019.